Condensed Interim Consolidated Statements of Comprehensive Loss (Unaudited) - CAD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Jan. 31, 2024	Jan. 31, 2023	Jan. 31, 2024	Jan. 31, 2023
Profit or loss [abstract]
REVENUE	$ 6,221	$ 5,171	$ 18,059	$ 15,044
COST OF SALES	3,024	2,207	9,114	6,822
GROSS PROFIT	3,197	2,964	8,945	8,222
EXPENSES
Research and development	1,001	1,563	3,116	13,189
Sales and marketing	649	836	2,634	2,674
General and administrative	4,178	4,112	11,473	11,738
Amortization of intangible assets	709	1,033	2,267	3,097
Total expenses	6,537	7,544	19,490	30,698
Loss before other income (expenses) and income taxes	(3,340)	(4,580)	(10,545)	(22,476)
OTHER INCOME (EXPENSES)
Accretion	(5)	0	(15)	(3)
Grant income	0	22	299	306
Interest and other income	3	39	359	73
Unrealized foreign exchange gain (loss)	(115)	(76)	21	244
Other income (expenses)	(117)	(15)	664	620
Loss before income taxes	(3,457)	(4,595)	(9,881)	(21,856)
Income taxes	517	(104)	749	425
NET LOSS FOR THE YEAR	(2,940)	(4,699)	(9,132)	(21,431)
Items that will be reclassified subsequently to loss
Exchange difference on translating foreign operations	130	3,748	(1,086)	3,890
COMPREHENSIVE LOSS FOR THE YEAR	$ (2,810)	$ (951)	$ (10,218)	$ (17,541)
LOSS PER SHARE - BASIC	$ (0.11)	$ (0.19)	$ (0.36)	$ (0.86)
LOSS PER SHARE - DILUTED	$ (0.11)	$ (0.19)	$ (0.36)	$ (0.86)
WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING	25,800,919	24,944,679	25,298,660	24,852,887